Equity Securities Issued	6 Months Ended
Dec. 31, 2019
Equity Securities Issued [Abstract]
Equity Securities Issued

5 Equity securities issued

(a) Issued capital

	31 December	31 December	30 June	30 June
	2019	2019	2019	2019
	No.	$	No.	$
Fully paid	177,218,406	62,132,784	163,215,706	60,511,326

(i) Movements in ordinary shares:

		Number of
Details		shares	$
Balance at 1 July 2019		163,215,706	60,511,326
Issue at US$0.10 pursuant to ADS public offering (2019-07-19)		13,565,200	1,926,186
Issue at $0.16 in lieu of payment for services (2019-11-12)	9(a)(i)	437,500	70,000
Less: Transaction costs arising on share issues		-	(374,728)

Balance at 31 December 2019		177,218,406	62,132,784

(ii) Rights of each type of share

Ordinary shares entitle the holder to participate in dividends and the proceeds on winding up of the company in proportion to the number of shares held. On a show of hands every holder of ordinary shares present at a meeting or by proxy, is entitled to one vote. upon a poll every holder is entitled to one vote per share held. The ordinary shares have no par value.

(b) Other reserves

The following table shows a breakdown of the balance sheet line item 'other reserves' and the movements in these reserves during the period. A description of the nature and purpose of each reserve is provided below the table.

		Share-based	Foreign currency	Total other
		payments	translation	reserves
	Notes	$	$	$
Consolidated entity
At 1 July 2019		3,681,804	18,529	3,700,333
Currency translation differences		-	(23,857)	(23,857)
Other comprehensive income		-	(23,857)	(23,857)

Transactions with owners in their capacity as owners
Re-valuation of options issued in prior period	5(b)(ii)	(607,000)	-	(607,000)
Options and warrants lapsed		(2,086,920)	-	(2,086,920)
At 31 December 2019		987,884	(5,328)	982,556

(i) Movements in options and warrants:

	Number of	Total
Details	options	$

Opening balance 1 July 2019	77,443,744	3,681,804
Re-valuation of options issued in prior period (2019-11-06)	-	(607,000)
Lapse of unexercised options at $0.50 (2019-11-27)	(32,915,426)	(2,086,920)

Balance at 31 December 2019	44,528,318	987,884

(ii) Revaluation of options issued in prior period

Options granted to Dr Gary Jacob on 11 February 2019 and valued at $975,000 in the 30 June 2019 financials were subject to shareholder approval. In line with IFRIS 2, these were re-valued at grant date 6 November 2019 after being approved by shareholders with a value of $368,000.